Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jan. 31, 2022
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from our estimates.

Revenue Recognition

Revenue Recognition

The Company enters into contracts with customers that provide cloud-based learning solutions and talent management solutions for customers worldwide. These solutions are typically sold on a subscription basis for a fixed term. The Company accounts for a contract when (i) it has approval and commitment from both parties, (ii) the rights of the parties have been identified, (iii) payment terms have been identified, (iv) the contract has commercial substance and (v) collectability of substantially all of the consideration to which the Company will be entitled in exchange for the transfer of goods or services is probable.

The Company’s Software as a Service (SaaS) subscription arrangements for learning and talent management solutions generally do not provide customers with the right to take possession of the software supporting the platform or, in the case of learning solutions, to download course content without continuing to incur fees for hosting services and, as a result, are accounted for as service arrangements. Access to the platform and course content represents a series of distinct services as the Company continually provides access to, and fulfill its obligation to, the end customer over the subscription term. The series of distinct services represents a single performance obligation that is satisfied over time. Accordingly, the fixed consideration related to subscription revenue is generally recognized on a straight-line basis over the contract term, beginning on the date that the service is made available to the customer. The Company’s subscription contracts typically vary from one year to three years. The Company’s arrangements are generally non-cancellable and non-refundable.

Revenue from Global Knowledge in person and virtual training services is recognized in the period in which the services are rendered. For fixed-price contracts, revenue is recognized based on the actual service provided to the end of the reporting period as a proportion of the total services to be provided (proportional performance method).

The Company also sells professional services related to its talent management solutions which are typically considered distinct performance obligations and are recognized over time as services are performed. The Company also occasionally sells its talent management solutions by providing perpetual and term-based licenses for on-premise versions of the software. Such arrangements are treated as transfers of intellectual property and the amount of consideration attributable to the delivered licenses are recognized at the point of delivery and the remaining amounts allocated for post contract support are recognized over time.

While the majority of the Company’s revenue relates to SaaS subscription services where the entire arrangement fee is recognized on a ratable basis over the contractual term, the Company sometimes enter into contractual arrangements that have multiple distinct performance obligations, one or more of  which have different periods over which the services or products are delivered. These arrangements may include a combination of subscriptions, products, support and professional services. The Company allocates the transaction price of the arrangement based on the relative estimated standalone selling price, or SSP, of each distinct performance obligation.

The Company’s process for determining SSP for each performance obligation, where necessary, involves significant management judgment. In determining SSP, the Company maximizes observable inputs and considers a number of data points, including:

●	the pricing of standalone sales;
●	the pricing established by management when setting prices for deliverables that are intended to be sold on a standalone basis;
●	contractually stated prices for deliverables that are intended to be sold on a standalone basis; and
●	other pricing factors, such as the geographical region in which the products are sold and expected discounts based on the customer size and type.

Determining SSP for performance obligations which the Company rarely or never sell separately also requires significant judgment. In estimating the SSP, the Company considers the likely price that would have resulted from established pricing practices had the deliverable been offered separately and the prices a customer would likely be willing to pay.

The Company also sells its cloud-based learning solutions through resellers, where payments are typically based on the solutions sold through to end users. Reseller arrangements of this nature sometimes require the Company to estimate end user activity for a brief period of the contract term, however, amounts estimated and actual amounts subsequently billed have not been material to date.

The Company only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The Company reduces transaction prices for estimated returns and other allowances that represent variable consideration under ASC 606, which the Company estimates based on historical return experience and other relevant factors and records a corresponding refund liability as a component of accrued expenses and other current liabilities. Based on the nature of the Company’s business and product offerings, contingent revenue and other variable consideration are infrequent.

While not a common practice for us, in the event the Company grants the customer the option to acquire additional products or services in an arrangement, the Company considers if the option provides a material right to the customer that it would not receive without entering into the contract (e.g., an incremental discount compared to the range of discounts typically given for similar products or services). If a material right is deemed to exist, the Company accounts for the option as a distinct performance obligation and recognizes revenue when those future products or services are transferred or when the option expires.

Reimbursements received from customers for out-of-pocket expenses are recorded as revenues, with related costs recorded as cost of revenues. The Company presents revenues net of any taxes collected from customers and remitted to government authorities.

The Company applies the practical expedient for contracts with significant financing components that are under one year.

For each of the Predecessor periods, the Company applied the practical expedient allowing for recognizing expense as incurred sales commissions and other contract acquisition costs, where the amortization period would be one year or less.  The Company does not apply the practical expedient for the Successor period. For deferred contract costs with an expected amortization period of over one year, the Company recognizes such payments over (i) the expected customer relationship period in the case of new customers, which is typically 3 to 5 years for initial commissions, and (ii) the contractual term for existing customers for commissions paid on renewals.

As the Company’s contractual agreements predominately call for advanced billing, contract assets are rarely generated.

For transaction prices billed as of each balance sheet date which are allocated to remaining performance obligations, the Company applies practical expedients and does not disclose quantitative or qualitative information for remaining performance obligations (i) that have original expected durations of one year or less and (ii) where the Company recognizes revenue equal to what it has the right to invoice and that amount corresponds directly with the value to the customer of its performance to date. All remaining performance obligations as of January 31, 2022 qualified for the practical expedient.

Deferred Revenue

The Company records as deferred revenue amounts that have been billed in advance for products or services to be provided. Deferred revenue includes the unrecognized portion of revenue associated with license fees for which the Company has received payment or for which amounts have been billed and are due for payment.

Deferred Contract Acquisition Costs

Deferred Contract Acquisition Costs

The Company defers sales commissions, and associated fringe costs, such as payroll taxes, paid to direct sales personnel and other incremental costs of obtaining contracts with customers, provided the Company expects to recover those costs. The Company determines whether costs should be deferred based on its sales compensation plans, if the commissions are in fact incremental and would not have occurred absent the customer contract.

Sales commissions for renewal of a subscription contract are not considered commensurate with the commissions paid for the acquisition of the initial subscription contract given the substantive difference in commission rates between new and renewal contracts. Commissions paid upon the initial acquisition of a contract are amortized over an estimated period of benefit, which assumes a level of renewals and typically exceeds the original contract term, while commissions paid related to renewal contracts are amortized over the contractual term of the renewal. Amortization is recognized on a straight-line basis upon commencement of the transfer of control of the services, commensurate with the pattern of revenue recognition.

The period of benefit for commissions paid for the acquisition of initial subscription contracts is determined by taking into consideration the initial estimated customer life and the technological life of the Company’s platform and related significant features. The Company determines the period of benefit for renewal subscription contracts by considering the average contractual term for renewal contracts. Amortization of deferred contract acquisition costs is included within sales and marketing expense in the consolidated statements of operations. For each of the Predecessor periods, the Company applied the practical expedient allowing for recognizing expense as incurred sales commissions and other contract acquisition costs, where the amortization period would be one year or less.  The Company does not apply the practical expedient for the Successor period.

Foreign Currency Translation

Foreign Currency Translation

The reporting currency for the Company is the U.S. dollar (“USD”) and the functional currency of the Company’s subsidiaries in the United Kingdom, Canada, Germany, Australia, the Netherlands, France, New Zealand, Singapore, Hong Kong, Japan, Switzerland and India are the currencies of those countries. The functional currency of the Company’s subsidiaries in Ireland is the USD. Assets and liabilities are translated to the USD from the local functional currency at current exchange rates, and income and expense items are translated to the USD using the average rates of exchange prevailing during the year. Gains and losses arising from translation are recorded in other comprehensive income (loss) as a separate component of shareholders’ equity (deficit). Foreign currency gains or losses on transactions denominated in a currency other than an entity’s functional currency are recorded in other income/(expenses) in the accompanying statements of operations. During the period from June 12, 2021 through January 31, 2022 (Successor), the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH)), August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)), and the fiscal year ended January 31, 2020 (Predecessor (PL)), gains (losses) arising from transactions denominated in foreign currencies other than an entity’s functional currency were approximately ($2.4) million, ($0.1) million, $0.4 million, $1.2 million, and ($0.3) million, respectively.

Cash, Cash Equivalents and Restricted Stock

Cash, Cash Equivalents and Restricted Stock

The Company considers all highly liquid investments with original maturities of 90 days or less at the time of purchase to be cash equivalents. At January 31, 2022 and January 31, 2021, the Company did not have any cash equivalents or available for sale investments.

At January 31, 2022 and January 31, 2021, the Company had approximately $138.2 million and $45.3 million of cash and cash equivalents, respectively and $14.0 million and $2.7 million of restricted cash, respectively, primarily related to the accounts receivable facility. Under the terms of the accounts receivable facility, the Company has three accounts considered restricted, an interest reserve account, a foreign exchange reserve account and a concentration reserve account. The interest reserve account requires three months interest on the greater of the facility balance or facility balance floor (the facility balance floor was $10.0 million as of January 31, 2022). The foreign exchange reserve account requires the Company to restrict cash for an amount equivalent to the change in the translated value on our foreign receivables borrowed from the date the receivable was sold. The concentration account requires the Company to deposit receipts from the receivables sold until the Company submits a monthly reconciliation report. At that time, the funds may be returned if they are replaced with new receivables.

Recapitalization and Acquisition-related Costs

Recapitalization and Acquisition-related Costs

The Company expenses recapitalization and transactions costs as incurred, which primarily consist of professional services and advisory fees related to (i) debt refinancings, (ii) mergers and acquisitions, including the Churchill, Global Knowledge, Pluma and proposed Codecademy transactions, (iii) divestitures, and (iv) other transactions that were explored but not consummated.

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to a number of risks and uncertainties common to companies in similar industries and stages of development, including, but not limited to, the uncertainty of economic, political and market conditions; data security and privacy risk; regulatory risks; management of growth; dependence on key individuals; management of international operations; intellectual property risks; competition from substitute products and services of larger companies; product development risk; ability to keep pace with technological developments; and customer adoption of new products.

The Company has been closely monitoring the COVID-19 pandemic and its impact on the business. The Company is operating normally with minimal disruptions to product and service offerings or content and software development. While the online learnings tools the Company offers have many advantages over traditional in person learning in the current environment, some of the Company’s customers in heavily impacted industries have sought to temporarily reduce spending, resulting in requests for reductions in contract size or requests for extended payment terms upon renewal. Furthermore, attendance at the Company’s in person trainings in the Successor period has been negatively impacted by the COVID-19 pandemic, with more live training events being accessed virtually.

Property and Equipment

Property and Equipment

The Company records property and equipment at cost. Depreciation and amortization is charged to operations based on the cost of property and equipment over their respective estimated useful lives on a straight-line basis using the half-year convention, as follows:

Description	Estimated Useful Lives
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of 7 years or life of lease

Expenditures for maintenance and repairs are expensed as incurred, while expenditures for renewals or betterments are capitalized. The Company evaluates the carrying amount of our property and equipment whenever changes in circumstances or events indicate that the value of such assets may not be recoverable. As of January 31, 2022, the Company believes the carrying amounts of its property and equipment are recoverable and no impairment exists.

Content and Software Development Expenses

Content and Software Development Expenses

Content and software development expenses consist primarily of personnel and contractor related expenditures to develop the Company’s content, platform and other product offerings.

For content related costs, the Company’s policy is to expense costs as incurred. The Company outsources certain aspects of content production to third parties who produce original content on behalf of Skillsoft. Third party costs incurred in these development efforts with external resources may include prepayments and are recognized as expense in proportion to the level of services completed.

Software development costs are expensed as incurred, except for costs attributable to upgrades and enhancements that qualify for capitalization. See policy “Capitalized Software Development Costs” for further discussion on this matter.

For the period from June 12, 2021 through January 31, 2022 (Successor), the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH)), the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) and the fiscal years ended January 31, 2020 (Predecessor (PL)) the Company incurred $15.5 million, $7.8 million, $11.2 million, $12.2 million, and $25.3 million, respectively of proprietary content development expenses.

Capitalized Software Development Costs

Capitalized Software Development Costs

The Company capitalizes certain internal use software development costs related to its SaaS platform incurred during the application development stage. Costs related to preliminary project activities and to post-implementation activities are expensed as incurred. The Company also capitalizes costs related to specific upgrades and enhancements when it is probable that the expenditures will result in additional functionality. Internal use software is amortized on a straight-line basis over its estimated useful life, which is generally 5 years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of the assets. Capitalized costs are recorded as intangible assets in the accompanying balance sheets. For the period from June 12, 2021 through January 31, 2022 (Successor), the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH), the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) and the fiscal years ended January 31, 2020 (Predecessor (PL)) the Company capitalized $2.9 million, $1.7 million, $1.9 million $3.0 million and $4.8 million, respectively, and recognized amortization of $0.2 million, $0.2 million, $0.1 million, $2.7 million and $3.9 million, respectively.

Content Partner Royalty Expenses

Content Partner Royalty Expenses

For the period from June 12, 2021 through January 31, 2022 (Successor), the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH), the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) and the fiscal years ended January 31, 2020 (Predecessor (PL)) the Company recognized $25.7 million, $6.2 million, $6.4 million, $8.2 million, and $14.5 million, respectively of royalty expenses for third party content used or provisioned in the Company’s content library.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments consist mainly of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, debt interest rate cap derivatives and warrants. The carrying amount of accounts receivable is net of an allowance for doubtful accounts, which is based on historical collections and known credit risks. See Note 22 for discussion related to the fair value of the Company’s borrowing agreements.

Deferred Financing Costs and Original Issuance Discounts

Deferred Financing Costs and Original Issuance Discounts

The Company amortizes deferred debt financing costs (including issuance costs and creditor fees) and original issuance discounts, both recorded as a reduction to the carrying amount of the related debt liability, as interest expense over the terms of the underlying obligations using the effective interest method.

Financial Instruments

Financial Instruments

The Company accounts for debt and equity issuances as either equity-classified or liability-classified instruments based on an assessment of the instruments specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instruments are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common stock and whether the holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the instruments and as of each subsequent quarterly period end date while the instruments are outstanding.

For issued or modified instruments that meet all of the criteria for equity classification, the instruments are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified instruments that do not meet all the criteria for equity classification (which includes 16.3 million of private placement warrants held by the sponsors for Churchill), the instruments are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the instruments are recognized as a non-cash gain or loss on the statements of operations.

The Company has elected to not designate their derivatives as hedging relationships. As such the changes in the fair value of the derivatives are recorded directly in statement of operations.

Concentrations of Credit Risk and Off-Balance-Sheet Risk

Concentrations of Credit Risk and Off-Balance-Sheet Risk

For the period from June 12, 2021 through January 31, 2022 (Successor), the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH)), the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) and the fiscal years ended January 31, 2020 (Predecessor (PL)), no customer individually comprised greater than 10% of revenue. As of January 31, 2022 and 2021, no customer individually comprised more than 10% of accounts receivable.

The Company considers its customers’ financial condition and generally does not require collateral. The Company maintains a reserve for doubtful accounts and sales credits that is the Company’s best estimate of potentially uncollectible trade receivables. Provisions are made based upon a specific review of all significant outstanding invoices that are considered potentially uncollectible in whole or in part. For those invoices not specifically reviewed or considered uncollectible, provisions are provided at different rates, based upon the age of the receivable, historical experience, and other currently available evidence. The reserve estimates are adjusted as additional information becomes known or payments are made.

The Company has no significant off-balance-sheet arrangements nor concentration of credit risks such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Intangible Assets, Goodwill and Indefinite-Lived Intangible Impairment Assessments

Intangible Assets, Goodwill and Indefinite-Lived Intangible Impairment Assessments

The Company records intangible assets at cost and amortizes its finite-lived intangible assets, including customer contracts and internally developed software, over their estimated useful life. The Company reviews intangible assets subject to amortization at least annually to determine if any adverse conditions exist or a change in circumstances has occurred that would indicate impairment or a change in remaining useful life. Conditions that would indicate impairment and trigger a more frequent impairment assessment include, but are not limited to, a significant adverse change in legal factors or business climate that could affect the value of an asset, or an adverse action or assessment by a regulator.

In addition, the Company reviews its indefinite-lived intangible assets, including goodwill and certain trademarks, during the fourth quarter of each year for impairment, or more frequently if certain indicators are present or changes in circumstances suggest that impairment may exist and reassesses their classification as indefinite-lived assets. See Note 4 for a discussion of impairment charges recognized for the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)) and the fiscal years ended January 31, 2020.

Restructuring Charges

Restructuring Charges

Liabilities related to an exit or disposal activity are recognized in accordance with ASC Topic 420, Liabilities: Exit or Disposal Cost Obligations. Costs include, but are not limited to, one-time involuntary termination benefits provided to employees under the terms of a benefit arrangement that, in substance, are not an ongoing benefit arrangement or a deferred compensation contract, which are recognized on the communication date and certain contract termination costs, including operating lease termination costs which are recognized on the termination date or cease-use date for ongoing lease payments.

In addition, the Company accounts for certain employee-related restructuring charges as an ongoing benefit arrangement in accordance with ASC Topic 712, Compensation – Nonretirement Postemployment Benefits, based on its prior practices and policies for the calculation and payment of severance benefits. The Company recognizes employee-related restructuring charges when the likelihood of future payment is probable, and the amount of the severance benefits is reasonably estimable.

The Company recorded facility-related restructuring charges in accordance with ASC 420, before it adopted ASC Topic 842, Leases (“ASC 842”), on February 1, 2021. ASC 842 amended ASC 420 to exclude costs to terminate a contract that is a lease from the scope of ASC 420. The Company evaluates right-of-use (ROU) assets abandonment and impairment in accordance with ASC 360, Property, Plant, and Equipment and recognizes ROU assets abandonment related amortization and write-offs as restructuring charges in its statement of operations.

Advertising Costs

Advertising Costs

Costs incurred for production and communication of advertising initiatives are expensed when incurred. Advertising expenses amounted to approximately $8.2 million, $2.8 million, $3.7 million, $3.2 million, and $5.1 million for the period from June 12, 2021 through January 31, 2022 (Successor), the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH)), the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)), and the fiscal year ended January 31, 2020 (Predecessor (PL), respectively.

Income Taxes

Income Taxes

The Company provides for deferred income taxes resulting from temporary differences between the basis of its assets and liabilities for financial reporting purposes as compared to tax purposes, using rates expected to be in effect when such differences reverse. The Company records valuation allowances to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company follows the authoritative guidance on accounting for and disclosure of uncertainty in tax positions which requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced to the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority.

Interest and penalties related to uncertain tax positions is included in the provision for income taxes in the consolidated statement of operations.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

On October 28, 2021, the FASB issued ASU 2021-08 – Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). ASU 2021-08 requires an acquirer in a business combination to recognize and measure deferred revenue from acquired contracts using the revenue recognition guidance in Accounting Standards Codification Topic 606, rather than the prior requirement to record deferred revenue at fair value. ASU 2021-08 allows for immediate adoption on a retrospective basis for all business combinations that have occurred since the beginning of the annual period that includes the interim period of adoption. The Company elected to adopt ASU 2021-08 early on a retrospective basis, effective at the beginning of the Successor period on June 11, 2021.

The adoption of ASU 2021-08 also resulted in the increase of goodwill by $123.5 million attributable to the acquisitions of Software Luxembourg Holdings S.A., Albert DE Holdings, Inc. and Pluma Inc. during the period ended July 31, 2021, as a result of the revised measurement of deferred revenue for acquisitions.

On February 1, 2020, the Company adopted ASC Topic 842, Leases (“ASC 842”) using the modified retrospective transition approach, as provided by ASU No. 2018-11, Leases - Targeted Improvements (“ASU 2018-11”). The Company elected the package of practical expedients, which among other things, which allowed the Company to not reassess whether expired or existing contracts are or contain leases and to carry forward the historical lease classification for those leases that commenced prior to the date of adoption. For all lease arrangements, the Company accounts for lease and non-lease components as a single lease component. Leases with an initial term of 12 months or less are not recorded on the balance sheet as the Company recognizes lease expense on a straight-line basis over the lease term. Results for reporting periods beginning after February 1, 2020 are presented under ASC 842, while prior periods have not been adjusted and continue to be reported in accordance with the Company’s historic accounting under previous GAAP. The primary impact of ASC 842 is that substantially all of the Company’s leases are recognized on the balance sheet, by recording right-of-use assets and short-term and long-term lease liabilities. The new standard does not have a material impact on the Company’s consolidated statement of operations and cash flows, and the effects of applying ASC 842 as a cumulative-effect adjustment to retained earnings as of February 1, 2020 was immaterial.